Revenue and Other Income	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Revenue and Other Income

9. Revenue and Other Income

The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2023	2022
Oil	$596.0	$697.9
NGLs	51.2	63.1
Natural gas	73.4	136.3
Production revenues	720.6	897.3
Processing fees	14.3	8.4
Oil and natural gas sales	734.9	905.7
Other income	7.2	6.9
Oil and natural gas sales and other income	$742.1	$912.6

Other income includes $7.2 million in road use recoveries for 2023 (2022 - $6.9 million).